Average Annual Total Returns - First Trust Switzerland AlphaDEX Fund	First Trust Switzerland AlphaDEX Fund 1 Year	First Trust Switzerland AlphaDEX Fund 5 Years	First Trust Switzerland AlphaDEX Fund Since Inception	First Trust Switzerland AlphaDEX Fund Inception Date	First Trust Switzerland AlphaDEX Fund After tax on distributions 1 Year	First Trust Switzerland AlphaDEX Fund After tax on distributions 5 Years	First Trust Switzerland AlphaDEX Fund After tax on distributions Since Inception	First Trust Switzerland AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Switzerland AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Switzerland AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Switzerland Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® Switzerland Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® Switzerland Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ Switzerland Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ Switzerland Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ Switzerland Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Switzerland Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Switzerland Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Switzerland Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	14.50%	10.85%	10.32%	Feb. 14, 2012	13.67%	9.98%	9.46%	8.50%	8.16%	7.95%	15.69%	[1]	11.23%	[1]	[1]	12.59%	[1]	9.11%	[1]	[1]	11.64%	9.37%	9.63%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.